Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2019	Mar. 31, 2018
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.60%	0.70%
Rate of salary increase	1.60%	1.70%
Foreign plans [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.50%	2.80%
Rate of salary increase	2.50%	2.50%
Foreign plans [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.90%	4.20%
Rate of salary increase	3.00%	3.00%